Consolidated statement of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Loss before tax	$ (372,526)	$ (153,417)	$ (112,105)
Adjustments for:
Depreciation	28,536	7,338	3,648
Amortization	85,055	16,199	7,332
Non-cash employee benefits expense	138,195	53,819	16,578
Net loss/(gain) on sale of non-current assets	(144)	1,028	42
Share of profits of associates	(366)	(33)	(35)
Net finance income	(15,150)	(19,866)	(1,261)
Net exchange differences	(842)	7,621	12,196
Impairment of investments	5,000
Change in the fair value of derivatives	(117)	(506)	44
Change in the fair value of put and call option liabilities	(43,247)		3,300
Change in the fair value of acquisition related consideration	21,526
Changes in working capital
Increase in receivables	(51,273)	(72,151)	(598)
Increase in inventories	(29,723)	(10,345)	(35,163)
Increase in payables	113,721	57,432	47,406
Changes in other assets and liabilities
(Increase)/decrease in non-current receivables	3,723	(1,265)	(3,826)
Increase in other liabilities	11,575		7,365
Decrease in provisions	(4,252)	(701)
Other items	(5)	(536)	(591)
Income taxes paid	(16,328)	(822)	(352)
Net cash outflow from operating activities	(126,642)	(116,205)	(59,320)
Cash flows from investing activities
Acquisition of subsidiaries, net of cash acquired	(461,691)		195
Payments for property, plant and equipment	(39,512)	(21,137)	(12,616)
Proceeds on disposal of property, plant and equipment	272
Payments for intangible assets	(72,985)	(50,978)	(18,997)
Interest received	11,259	8,865	2,833
Payments for investments	(20,846)	(288)	(278)
Net cash outflow from investing activities	(583,503)	(63,538)	(28,863)
Cash flows from financing activities
Proceeds from issue of shares, net of issue costs	8,654	859,526	322,097
Repayment of loan notes			(21,955)
Repayment of the principal elements of lease payments	(19,127)
Interest and fees paid on loans	(4,776)
Net cash inflow/(outflow) from financing activities	(15,249)	859,526	300,142
Net increase/(decrease) in cash and cash equivalents	(725,394)	679,783	211,959
Cash and cash equivalents at the beginning of the year	1,044,786	384,002	150,032
Effects of exchange rate changes on cash and cash equivalents	3,037	(18,999)	22,011
Cash and cash equivalents at end of year	$ 322,429	$ 1,044,786	$ 384,002